ING SERIES FUND, INC.

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

ING VARIABLE PORTFOLIOS, INC.

ING VP Index Plus LargeCap Portfolio

ING VP Index Plus MidCap Portfolio

ING VP Index Plus SmallCap Portfolio

Supplement dated February 20, 2009

To the current prospectuses for the above-named Funds/Portfolios

Effective January 13, 2009, the following portfolio manager changes are in effect:

Omar Aguilar is no longer a portfolio manager of the Funds/Portfolios. Vincent J. Costa is now solely responsible for the day-to-day management of the Funds/Portfolios. The Prospectuses are hereby revised to delete Dr. Aguilar.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE